LONG-TERM INCENTIVE COMPENSATION (Tables)	12 Months Ended
Dec. 29, 2012
SHAREHOLDERS' EQUITY
Summary of stock-based compensation expense from continuing operations and the total recognized tax benefit

(in millions)	2012	2011	2010

Stock-based compensation expense	$36.3	$37.1	$31.4
Tax benefit	12.6	13.6	11.9

Weighted average assumptions of options granted during the year

	2012	2011	2010

Risk-free interest rate	1.82%	2.22%	2.61%
Expected stock price volatility	32.81%	30.70%	31.99%
Expected dividend yield	3.30%	2.76%	2.51%
Expected option term	6.0 years	6.2 years	6.0 years

Summary of stock option activity

	Number of options (in thousands)	Weighted-average exercise price	Weighted-average remaining contractual life (in years)	Aggregate intrinsic value (in millions)

Outstanding at December 31, 2011	11,345.7	$46.27	5.67	$12.0
Granted	1,572.2	30.56
Exercised	(438.9)	23.26
Forfeited or expired	(1,102.1)	56.99

Outstanding at December 29, 2012	11,376.9	$43.93	5.59	$28.0
Options vested and expected to vest at December 29, 2012	10,772.5	44.58	5.44	25.8
Options exercisable at December 29, 2012	7,821.6	$49.14	4.39	$15.0

Information about awarded PUs

	Number of PUs (in thousands)	Weighted- average grant-date fair value

Unvested at December 31, 2011	907.7	$27.20
Granted at target	498.7	34.43
Vested	(11.3)	28.86
Forfeited/cancelled	(393.9)	15.98

Unvested at December 29, 2012	1,001.2	$35.20

Information about awarded RSUs

	Number of RSUs (in thousands)	Weighted- average grant-date fair value

Unvested at December 31, 2011	1,119.2	$31.26
Granted	771.3	27.88
Vested	(409.7)	30.43
Forfeited	(128.6)	30.23

Unvested at December 29, 2012	1,352.2	$29.68